Subsequent Events (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Automatic deferral rate		6.00%
Subsequent Event
EBP, Subsequent Event [Line Items]
Automatic deferral rate	8.00%
Participant compensation matched, minimum service period	90 days